RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended	9 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 ICBS Ltd. [Member]	Dec. 31, 2012 ICBS Ltd. [Member]
Related Party Transaction [Line Items]
Loans from related parties	$ 67,672	$ 67,672	$ 80,474	$ 90,984
Contribution to paid in capital					46,644	51,960
Acquisition of intangible assets through related parties					23,688	13,138
Sale of assets	$ 5,334	$ 5,334			$ 5,334